Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Infrastructure Capital Equity Income ETF | Infrastructure Capital Equity Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	15.92%	14.57%	8.69%	(9.35%)
Infrastructure Capital Small Cap Income ETF | Infrastructure Capital Small Cap Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.94%	16.23%